Statement of Financial Position - Parenthetical - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	877,500,000	877,500,000
Common Stock, Shares Issued	108,769,514	83,496,530
Common Stock, Shares Outstanding	108,769,514	83,496,530